SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Summary of Information by Segment

The Group's segment information as of and for the year ended December 31, 2010 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	937,043	719,370	479,549	324,943	439,402	174,738	-	-	3,075,045
Automobile repair and maintenance services	120,335	33,062	41,944	28,867	25,355	19,804	4,709	-	274,076
Other services	3,746	2,359	2,173	2,000	1,120	2,636	20,514	(20,000)	14,548

	1,061,124	754,791	523,666	355,810	465,877	197,178	25,223	(20,000)	3,363,669

Cost of goods sold
Sales of automobiles	(843,494)	(664,624)	(465,589)	(317,699)	(418,566)	(173,419)	(547)	-	(2,883,938)
Automobile repair and maintenance services	(46,386)	(14,838)	(13,575)	(11,540)	(11,183)	(10,454)	(2,511)	-	(110,487)
Other services	(3)	(200)	(165)	(50)	(54)	(666)	(20,039)	20,000	(1,177)

	(889,883)	(679,662)	(479,329)	(329,289)	(429,803)	(184,539)	(23,097)	20,000	(2,995,602)

Selling, marketing and distribution expenses	(20,120)	(7,013)	(9,260)	(6,032)	(6,494)	(3,067)	(187)	-	(52,173)

General and administrative expenses	(5,561)	(3,482)	(3,497)	(3,283)	(8,037)	(6,346)	(7,618)	-	(37,824)
Interest income	151	628	172	20	13	108	10	-	1,102
Interest expense	(20,315)	(14,482)	(6,827)	(6,508)	(3,060)	(1,984)	(656)	-	(53,832)
Exchange loss	-	-	-	-	-	-	(3,018)	-	(3,018)
Other income (loss), net	946	512	(5)	45	598	44	4	-	2,144
Income tax expense	(31,775)	(12,685)	(5,974)	(3,181)	(5,015)	(499)	(3,964)	-	(63,093)
Net income (loss) and comprehensive income (loss)	94,567	38,607	18,946	7,582	14,079	895	(13,303)	-	161,373

Total assets	563,666	459,625	232,568	125,429	232,754	121,889	610,668	(130,896)	2,215,703

Total liabilities	(450,562)	(343,859)	(196,463)	(92,457)	(203,626)	(109,924)	(58,190)	(24,169)	(1,479,250)

Capital expenditures	7,078	2,124	655	485	1,870	286	33	-	12,531
Depreciation and amortization expenses	5,515	2,716	2,260	679	1,903	741	98	-	13,912

The Group's segment information as of and for the year ended December 31, 2011 is as follows:

		FAW-			Shanghai-	Chang An-	GAC-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Honda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	957,338	521,918	362,566	240,151	426,519	51,749	104,174	335	-	2,664,750
Automobile repair and maintenance services	141,623	43,549	48,512	32,969	25,432	24,271	13,872	3,527	-	333,755
Sales of leased automobiles	8,977	3,491	3,189	474	2,179	-	-	-	-	18,310
Other services	7,727	3,603	2,065	1,662	1,374	628	942	5,609	(4,207)	19,403

	1,115,665	572,561	416,332	275,256	455,504	76,648	118,988	9,471	(4,207)	3,036,218

Cost of goods sold
Sales of automobiles	(892,696)	(493,049)	(359,337)	(236,427)	(405,274)	(51,213)	(102,248)	(4,631)	4,207	(2,540,668)
Automobile repair and maintenance services	(58,044)	(26,318)	(23,671)	(17,026)	(13,304)	(12,963)	(10,155)	(1,761)	-	(163,242)
Sales of leased automobiles	(8,348)	(3,293)	(3,156)	(466)	(2,067)	-	-	-	-	(17,330)
Other services	(2)	(340)	(61)	(72)	(40)	(24)	-	(2,263)	-	(2,802)

	(959,090)	(523,000)	(386,225)	(253,991)	(420,685)	(64,200)	(112,403)	(8,655)	4,207	(2,724,042)

Selling, marketing and distribution expenses	(29,415)	(13,223)	(12,897)	(11,361)	(13,513)	(6,567)	(1,883)	(2,579)	-	(91,438)
General and administrative expenses	(8,883)	(5,144)	(5,224)	(4,570)	(7,117)	(2,431)	(3,585)	(17,320)	-	(54,274)
Interest income	759	790	178	946	386	78	16	29	-	3,182
Interest expense	(24,863)	(14,529)	(7,983)	(7,991)	(2,593)	(1,275)	(2,231)	(95)	-	(61,560)
Exchange loss	-	-	-	-	-	-	-	(9,100)	-	(9,100)
Other income (loss), net	771	123	52	213	18	(4)	37	197	-	1,407
Income tax (expense) benefit	(25,160)	(5,874)	(2,572)	(134)	(3,436)	(648)	298	4,235	-	(33,291)
Net income (loss) and comprehensive income (loss)	69,784	11,704	1,661	(1,632)	8,564	1,601	(763)	(23,817)	-	67,102

Total assets	685,052	466,921	347,255	273,563	185,776	38,215	149,122	958,532	(533,561)	2,570,875

Total liabilities	(507,737)	(269,846)	(275,617)	(209,060)	(147,431)	(24,657)	(134,841)	(134,423)	(34,173)	(1,737,785)

Capital expenditures	74,269	110,258	3,321	3,046	10,150	1,429	100	3,197	-	205,770
Depreciation and amortization expenses	6,970	3,161	3,010	1,446	1,943	595	1,208	29	-	18,362

Goodwill	-	34,175	9,620	15,735	-	-	14,104	-	-	73,634

The Group's segment information as of and for the year ended December 31, 2012 is as follows:

			FAW-		FAW-				Shanghai-		Chang An-		GAC-
	Audi		Volkswagen		Mazda		Toyota		Volkswagen		Mazda		Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenues
Sales of automobiles	845,436	135,702	814,443	130,727	336,594	54,027	325,323	52,218	313,424	50,308	62,129	9,972	177,374	28,470	490	80	-	-	2,875,213	461,504
Automobile repair and maintenance services	131,820	21,159	51,252	8,227	40,371	6,480	43,625	7,002	22,605	3,628	13,068	2,098	20,966	3,365	1,267	203	-	-	324,974	52,162
Sales of leased automobiles	11,751	1,886	7,362	1,182	11,844	1,901	899	144	3,369	541	410	66	-	-	-	-	-	-	35,635	5,720
Other services	8,725	1,400	11,043	1,773	3,116	500	2,123	341	1,746	280	844	135	1,808	290	13,482	2,164	(13,422)	(2,154)	29,465	4,729

	997,732	160,147	884,100	141,909	391,925	62,908	371,970	59,705	341,144	54,757	76,451	12,271	200,148	32,125	15,239	2,447	(13,422)	(2,154)	3,265,287	524,115

Cost of goods sold
Sales of automobiles	(803,617)	(128,989)	(771,782)	(123,880)	(329,203)	(52,841)	(329,778)	(52,933)	(307,663)	(49,383)	(61,936)	(9,941)	(183,972)	(29,530)	-	-	13,422	2,154	(2,774,529)	(445,343)
Automobile repair and maintenance services	(61,382)	(9,852)	(34,942)	(5,609)	(23,442)	(3,763)	(27,560)	(4,424)	(14,537)	(2,333)	(8,847)	(1,420)	(16,774)	(2,692)	(1,375)	(221)	-	-	(188,859)	(30,314)
Sales of leased automobiles	(11,171)	(1,793)	(6,915)	(1,110)	(11,613)	(1,864)	(914)	(147)	(3,308)	(531)	(408)	(65)	-	-	(15,739)	(2,526)	-	-	(50,068)	(8036)
Other services	(1)	-	(1,015)	(164)	(190)	(30)	(85)	(14)	(57)	(9)	(58)	(9)	-	-	(93)	(15)	-	-	(1,499)	(241)

	(876,171)	(140,634)	(814,654)	(130,763)	(364,448)	(58,498)	(358,337)	(57,518)	(325,565)	(52,256)	(71,249)	(11,435)	(200,746)	(32,222)	(17,207)	(2,762)	13,422	2,154	(3,014,955)	(483,934)

Selling, marketing and distribution expenses	(26,656)	(4,279)	(22,518)	(3,613)	(16,697)	(2,680)	(9,004)	(1,445)	(14,985)	(2,405)	(5,900)	(947)	(2,348)	(377)	(3,436)	(552)	-	-	(101,544)	(16,298)
General and administrative expenses	(7,768)	(1,247)	(9,283)	(1,490)	(6,216)	(998)	(8,584)	(1,378)	(7,074)	(1,135)	(1,836)	(295)	(6,696)	(1,075)	(15,838)	(2,542)	-	-	(63,295)	(10,160)
Loss from impairment of intangible assets	-	-	-	-	(10,700)	(1,718)	(8,700)	(1,396)	-	-	-	-	(7,050)	(1,132)	-	-	-	-	(26,450)	(4,246)
Interest income	1,508	242	1,074	172	200	32	1,393	224	771	124	14	2	1,005	161	1,178	189	-	-	7,143	1,146
Interest expense	(24,562)	(3,942)	(18,626)	(2,990)	(8,385)	(1,346)	(15,488)	(2,486)	(841)	(135)	(611)	(98)	(4,069)	(653)	(1,091)	(175)	-	-	(73,673)	(11,825)
Exchange loss	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(8)	(1)	-	-	(8)	(1)
Other income, net	252	40	777	125	225	37	84	13	-	-	-	-	89	14	48	8	-	-	1,475	237
Income tax (expense) benefit	(17,836)	(2,863)	(7,080)	(1,136)	2,604	418	5,868	942	1,365	219	718	115	3,128	502	(966)	(155)	-	-	(12,199)	(1,958)
Net income (loss) and comprehensive income (loss)	46,499	7,464	13,790	2,214	(11,492)	(1,845)	(20,798)	(3,339)	(5,185)	(831)	(2,413)	(387)	(16,539)	(2,657)	(22,081)	(3,543)	-	-	(18,219)	(2,924)

Total assets	751,963	120,698	622,094	99,853	220,102	35,329	232,866	37,378	201,153	32,287	31,019	4,979	126,010	20,226	1,052,360	168,915	(578,235)	(92,813)	2,659,332	426,852

Total liabilities	(502,540)	(80,663)	(401,619)	(64,464)	(159,981)	(25,679)	(189,208)	(30,370)	(167,940)	(26,956)	(19,864)	(3,188)	(132,156)	(21,213)	(246,979)	(39,643)	(24,174)	(3,880)	(1,844,461)	(296,056)

Capital expenditures	85,991	13,804	70,397	11,299	2,078	334	2,717	436	1,751	281	196	31	2,062	331	1,878	301	-	-	167,070	26,817
Depreciation and amortization expenses	8,725	1,400	5,707	916	3,944	633	3,085	495	1,968	316	688	110	1,752	281	583	94	-	-	26,452	4,245

Goodwill	-	-	34,175	5,485	9,620	1,544	15,735	2,526	-	-	-	-	14,104	2,264	-	-	-	-	73,634	11,819